Investment Objectives and Goals	Jul. 31, 2025
ARK Innovation ETF
Prospectus [Line Items]
Risk/Return [Heading]	ARK Innovation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ARK Innovation ETF’s (“Fund”) investment objective is long-term growth of capital.
ARK Next Generation Internet ETF
Prospectus [Line Items]
Risk/Return [Heading]	ARK Next Generation Internet ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ARK Next Generation Internet ETF’s (“Fund”) investment objective is long-term growth of capital.
ARK Blockchain & Fintech Innovation ETF
Prospectus [Line Items]
Risk/Return [Heading]	A RK Blockchain & Fintech Innovation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ARK Blockchain & Fintech Innovation ETF’s (“Fund”) investment objective is long-term growth of capital.
ARK Genomic Revolution ETF
Prospectus [Line Items]
Risk/Return [Heading]	ARK Genomic Revolution ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ARK Genomic Revolution ETF’s (“Fund”) investment objective is long-term growth of capital.
ARK Autonomous Technology & Robotics ETF
Prospectus [Line Items]
Risk/Return [Heading]	ARK Autonomous Technology & Robotics ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ARK Autonomous Technology & Robotics ETF’s (“Fund”) investment objective is long-term growth of capital.
ARK Space & Defense Innovation ETF
Prospectus [Line Items]
Risk/Return [Heading]	ARK Space & Defense Innovation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ARK Space & Defense Innovation ETF’s (“Fund”) investment objective is long-term growth of capital.
The 3D Printing ETF
Prospectus [Line Items]
Risk/Return [Heading]	The 3D Printing ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The 3D Printing ETF (“Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index (“Index”).
ARK Israel Innovative Technology ETF
Prospectus [Line Items]
Risk/Return [Heading]	ARK Israel Innovative Technology ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The ARK Israel Innovative Technology ETF (“Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ARK Israeli Innovation Index (“Index”).